FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial Assets:
Cash and cash equivalents	$ 137,564	$ 103,429
Cash and cash equivalents, fair value disclosure	137,564	103,429
Restricted cash	6,690	5,091
Restricted cash, fair value disclosure	6,690	5,091
Security deposit	4,079	4,408
Security deposits, fair value disclosure	4,079	4,408
Accounts receivable, net	51,563	51,070
Accounts receivable, fair value disclosure	51,563	51,070
Loans receivable, short-term	545	1,421
Loans receivable, short-term, fair value disclosure	545	1,421
Loans receivable, long-term	1,695	826
Loans receivable, long-term, fair value disclosure	1,695	826
Investments	0	0
Investments, fair value disclosure	653	730
Financial Liabilities:
Accounts payable	13,651	27,587
Accounts payable, fair value disclosure	13,651	27,587
Accrued liabilities	50,271	69,079
Accrued liabilities, fair value disclosure	50,271	69,079
Short-term borrowings	11,934	11,817
Short-term borrowings, fair value disclosure	11,934	11,817
Current portion of lease liabilities	11,623	9,416
Current portion of lease liabilities, fair value disclosure	11,623	9,416
Deferred and contingent consideration, short-term, amortized cost	0
Deferred and contingent consideration, short-term	2,486	0
Long-term notes and loans payable, net	460,750	497,713
Long-term notes and loans payable, net, fair value disclosure	460,750	497,713
Lease liabilities	155,334	163,811
Lease liabilities, fair value disclosure	155,334	163,811
Deferred and contingent consideration, long-term, amortized cost	0	0
Deferred and contingent consideration, long-term	7,736	6,577
Tax receivable agreement liability	83,482	13,714
Tax receivable agreement liability, fair value disclosure	83,482	13,714
Other long-term liabilities	8,146	7,886
Other long-term liabilities, fair value disclosure	8,146	7,886
Level 1
Financial Assets:
Cash and cash equivalents, fair value disclosure	0	0
Restricted cash, fair value disclosure	0	0
Security deposits, fair value disclosure	0	0
Accounts receivable, fair value disclosure	0	0
Loans receivable, short-term, fair value disclosure	0	0
Loans receivable, long-term, fair value disclosure	0	0
Investments, fair value disclosure	53	49
Financial Liabilities:
Accounts payable, fair value disclosure	0	0
Accrued liabilities, fair value disclosure	0	0
Short-term borrowings, fair value disclosure	0	0
Current portion of lease liabilities, fair value disclosure	0	0
Deferred and contingent consideration, short-term	0
Long-term notes and loans payable, net, fair value disclosure	0	0
Lease liabilities, fair value disclosure	0	0
Deferred and contingent consideration, long-term	0	0
Tax receivable agreement liability, fair value disclosure	0	0
Other long-term liabilities, fair value disclosure	0	0
Level 2
Financial Assets:
Cash and cash equivalents, fair value disclosure	0	0
Restricted cash, fair value disclosure	0	0
Security deposits, fair value disclosure	0	0
Accounts receivable, fair value disclosure	0	0
Loans receivable, short-term, fair value disclosure	0	0
Loans receivable, long-term, fair value disclosure	0	0
Investments, fair value disclosure	0	81
Financial Liabilities:
Accounts payable, fair value disclosure	0	0
Accrued liabilities, fair value disclosure	0	0
Short-term borrowings, fair value disclosure	0	0
Current portion of lease liabilities, fair value disclosure	0	0
Deferred and contingent consideration, short-term	0
Long-term notes and loans payable, net, fair value disclosure	0	0
Lease liabilities, fair value disclosure	0	0
Deferred and contingent consideration, long-term	0	0
Tax receivable agreement liability, fair value disclosure	0	0
Other long-term liabilities, fair value disclosure	0	0
Level 3
Financial Assets:
Cash and cash equivalents, fair value disclosure	0	0
Restricted cash, fair value disclosure	0	0
Security deposits, fair value disclosure	0	0
Accounts receivable, fair value disclosure	0	0
Loans receivable, short-term, fair value disclosure	0	0
Loans receivable, long-term, fair value disclosure	0	0
Investments, fair value disclosure	600	600
Financial Liabilities:
Accounts payable, fair value disclosure	0	0
Accrued liabilities, fair value disclosure	0	0
Short-term borrowings, fair value disclosure	0	0
Current portion of lease liabilities, fair value disclosure	0	0
Deferred and contingent consideration, short-term	2,486
Long-term notes and loans payable, net, fair value disclosure	0	0
Lease liabilities, fair value disclosure	0	0
Deferred and contingent consideration, long-term	7,736	6,577
Tax receivable agreement liability, fair value disclosure	0	0
Other long-term liabilities, fair value disclosure	$ 0	$ 0